SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2010 and December 31, 2011:

	000000000000	000000000000	000000000000	000000000000
	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660	50,807,077
- Investment contract
- China Railway Trust (3)	600,000,000	—	600,000,000	95,330,399

Total short-term investments	919,774,660	—	919,774,660	146,137,476

	000000000000	000000000000	000000000000
	December 31, 2010
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	1,403,362,000	—	1,403,362,000
- Investment contract
- New China Trust (1)	500,000,000	—	500,000,000
- Shanghai Lingang and Anhui Hailuo (2)	1,350,000,000	—	1,350,000,000

Total short-term investments	3,253,362,000	—	3,253,362,000

(1)	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with new China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank (“PDB”), a company listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to this investment have been received by the Group on the maturity date of August 21, 2011.
(2)	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to these investments have been received by the Group on May 30, 2011.
(3)	On November, 2011, the Company invested in a real estate project of Zhonghang WanKe Co., Ltd. through China Railway Trust amounting to RMB600,000,000 (US$95,330,399), with an expected annual interest rate of 9.1%, and maturity of one year. The principal amounts of the investment contracts are wholly guaranteed by the land use right and construction in progress of the project. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost. There was no impairment indicators present associated with these investment contracts at December 31, 2011.

The Company recorded interest income related to its short-term investments amounting to RMB102,202,930 (US$16,238,410) for the year ended December 31, 2011 (2010: RMB136,097,898, 2009: RMB102,200,467) in the consolidated statements of operations and comprehensive income.